Accounts Receivables - Schedule of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total net	R$ 997,893	R$ 875,382
Reclassification of a reimbursement receivable	105,277
Past due lease liabilities	205,978
Accounts receivable
Disclosure of financial assets [line items]
Total local currency	888,451	716,854
Total foreign currency	127,259	174,659
Allowance for expected credit losses	(17,817)	(16,131)	R$ (14,716)
Accounts receivable | Carrying amount
Disclosure of financial assets [line items]
Total net	1,015,710	891,513
Accounts receivable | Credit card companies
Disclosure of financial assets [line items]
Total local currency	411,092	394,895
Total foreign currency	19,211	8,927
Accounts receivable | Cargo and travel agencies
Disclosure of financial assets [line items]
Total local currency	209,621	146,854
Accounts receivable | Reimbursement receivable for maintenance reserves
Disclosure of financial assets [line items]
Total foreign currency	18,197	112,170
Accounts receivable | Travel package financing entities
Disclosure of financial assets [line items]
Total local currency	106,824	56,870
Accounts receivable | TudoAzul Program partners
Disclosure of financial assets [line items]
Total local currency	128,018	65,522
Accounts receivable | Airline partner companies
Disclosure of financial assets [line items]
Total foreign currency	36,693	24,910
Accounts receivable | Insurance companies
Disclosure of financial assets [line items]
Total foreign currency	4,194	7,150
Accounts receivable | Clearinghouse - agencies and cargo
Disclosure of financial assets [line items]
Total foreign currency	26,085	10,340
Accounts receivable | Other
Disclosure of financial assets [line items]
Total local currency	32,896	52,713
Total foreign currency	R$ 22,879	R$ 11,162